As filed with the U.S. Securities and Exchange Commission on November 09, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

August 31, 2023

Loncar China BioPharma ETF

Ticker: CHNA

Loncar China BioPharma ETF

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar China BioPharma ETF (“CHNA” or the “Fund”). The following information pertains to the current fiscal period of September 1, 2022 through August 31, 2023 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”). The Index tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry.

China’s economy has been facing significant headwinds over the current fiscal period. These headwinds include export controls by the United States on certain leading technologies such as semiconductors, weakness in China’s lending and property sectors, and the fact that China was one of the last economies to end COVID-19 related shutdowns. Many sectors of China’s economy, including biopharma, have been impacted by these general economic challenges. Furthermore, in healthcare more specifically, drug pricing has continued to be an issue within China. The National Reimbursement Drug List negotiations for 2022 resulted in drug prices for the industry that were largely below analysts expectations. China also recently commenced a graft investigation of the healthcare sector relating to physician marketing practices that has put biopharma out of favor with investors. Both the general economic environment and these healthcare specific issues have contributed to the fund’s negative performance during the current fiscal period.

The Fund had negative performance during the current fiscal period. The market price for CHNA decreased -15.68% and the NAV decreased -13.77% while the Nasdaq Biotechnology Index, a broad market index, gained 6.55% over the same period. The Fund’s Index returned -13.02%.

Exchange Traded Concepts, LLC (“ETC”) the investment adviser, has recommended and the Board of Trustees of the Trust (the “Board”) has approved the reorganization of the Loncar China BioPharma ETF (the “Acquired Fund”) into the Range Cancer Therapeutics ETF (formerly known as the Loncar Cancer Immunotherapy ETF) (the “Acquiring Fund”). ETC and the Board recommended the reorganization due to the lack of scale in each Fund, and to eliminate duplicative products. ETC and the Board believe that the Reorganization is in the best interests of the Funds and their respective shareholders and that the interests of their respective shareholders will not be diluted as a result of it. The Reorganization took place after the close of business on October 20, 2023.

The Fund commenced operations on August 14, 2018, and has 275,000 outstanding shares as of August 31, 2023.

We appreciate your investment in CHNA.

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited) (Continued)

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, such as China, it is more likely to be impacted by events or conditions affecting that country or region. A significant portion of the Fund’s assets will be invested in the biotechnology and pharmaceutical industries, which expose the Fund to the risks of the following sector. Companies in the health care sector are subject to extensive government regulation. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the health care sector may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the investments. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is considered non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is not actively managed and the Fund’s sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government.

The Nasdaq Biotechnology Index -An index designed to track the performance of a set of securities listed on The Nasdaq Stock Market” (Nasdaq®) that are classified as either biotechnology or pharmaceutical companies and is a modified market capitalization weighted index. Quotes for the Index can be found under the symbol “XNBI” on the Bloomberg Professional service and other financial data providers. The Loncar China BioPharma Index -an index that tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry. Quotes for the Index can be found under the symbol “LCHINA” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Loncar China BioPharma ETF

Letter to Shareholders

(Unaudited) (Continued)

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar China BioPharma ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar China BioPharma ETF

Performance Summary

(Unaudited)

Growth of $10,000

Average Annual Returns August 31, 2023	1 Year	3 Years	5 Years	Since Inception (8/14/2018)
Loncar China BioPharma ETF - NAV	-13.77%	-18.98%	-7.41%	-7.35%
Loncar China BioPharma ETF - Market	-15.68%	-19.12%	-7.74%	-7.59%
Loncar China BioPharma Index	-13.02%	-18.35%	-6.63%	-6.57%
Nasdaq Biotechnology Index	6.55%	-1.17%	1.38%	2.18%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 14, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-617-0004. Per the prospectus dated December 20, 2022, the gross expense ratio is 0.79%.

Loncar China BioPharma ETF

Portfolio Allocation

As of August 31, 2023 (Unaudited)

Industry Group	Percentage of Net Assets
Biotechnology (a)	55.5%
Pharmaceuticals	24.0
Biotechnology Services	8.8
Pharmaceutical Services	3.4
Pharmaceutical Manufacturing	3.2
Pharmaceutical Distribution	2.6
Diagnostics	1.8
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Country	Percentage of Net Assets
China (b)	79.7%
Hong Kong	11.3
United States	8.3
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

(a)	To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.
(b)	To the extent that the Fund invests more heavily in a particular country, its performance will be especially sensitive to developments that significantly affect that country. See Note 7 in the Notes to Financial Statements.

Loncar China BioPharma ETF

Schedule of Investments

August 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Biotechnology — 55.5% (a)
10,000	3D Medicines, Inc. (b)	$33,666
85,000	3SBio, Inc. (c)	71,107
29,400	AIM Vaccine Company, Ltd. (b)	185,209
15,000	Akeso, Inc. (b)(c)	65,897
47,000	Alphamab Oncology (b)(c)	51,724
99,000	Antengene Corporation, Ltd. (b)(c)	15,276
24,400	Ascentage Pharma Group International (b)(c)	75,144
121,000	Ascletis Pharma, Inc. (b)(c)	33,947
507	BeiGene, Ltd. - ADR (b)	105,228
62,000	Brii Biosciences, Ltd. (b)	22,533
10,400	CanSino Biologics, Inc. - H Shares (b)(c)	30,503
39,000	CARsgen Therapeutics Holdings, Ltd. (b)(c)	45,954
876,000	CK Life Sciences Int’l Holdings, Inc.	81,548
198,000	Clover Biopharmaceuticals, Ltd. (b)	29,794
106,500	CStone Pharmaceuticals (b)(c)	30,286
32,500	Everest Medicines, Ltd. (b)(c)	75,015
28,000	Genscript Biotech Corporation (b)	65,628
156,000	HBM Holdings, Ltd. (b)(c)	33,620
4,953	Hutchmed China, Ltd. - ADR (b)	74,394
12,898	I-Mab - ADR (b)	24,506
55,000	Immunotech Biopharm, Ltd. (b)	33,666
51,000	InnoCare Pharma, Ltd. (b)(c)	43,184
16,500	Innovent Biologics, Inc. (b)(c)	73,855
73,200	Jacobio Pharmaceuticals Group Company, Ltd. (b)(c)	35,565
29,000	Jiangsu Recbio Technology Company, Ltd. - H Shares (b)(c)	41,863
96,000	JW Cayman Therapeutics Company, Ltd. (b)(c)	27,667
9,500	Keymed Biosciences, Inc. (b)(c)	64,632
48,000	Kintor Pharmaceutical, Ltd. (b)(c)	21,301
1,841	Legend Biotech Corporation - ADR (b)	127,692
98,000	Lepu Biopharma Company, Ltd. - H Shares (b)(c)	65,485
27,778	LianBio - ADR (b)	50,556
65,000	Ocumension Therapeutics (b)(c)	68,467
11,000	Remegen Company, Ltd. - H Shares (b)(c)	51,341
18,200	Shanghai Haohai Biological Technology Company, Ltd. - H Shares (c)	102,584

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments
August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Biotechnology — 55.5% (a) (Continued)
19,800	Shanghai Junshi Biosciences Company, Ltd. - H Shares (b)(c)	$54,034
218,500	Sino Biopharmaceutical, Ltd.	83,034
9,400	Sirnaomics, Ltd. (b)(c)	58,677
276,000	Viva Biotech Holdings (b)(c)	51,387
2,344	Zai Lab, Ltd. - ADR (b)	59,702
90,000	Zhaoke Ophthalmology, Ltd. (b)(c)	42,235
		2,307,906
	Biotechnology Services — 8.8%
9,700	Hangzhou Tigermed Consulting Company, Ltd. - H Shares (c)	52,880
25,536	Joinn Laboratories China Company, Ltd. - H Shares (c)	51,126
27,450	Pharmaron Beijing Company, Ltd. - H Shares (c)	64,059
10,257	WuXi AppTec Company, Ltd. - H Shares (c)	112,357
15,000	Wuxi Biologics Cayman, Inc. (b)(c)	84,452
		364,874
	Diagnostics — 1.8%
20,765	Burning Rock Biotech, Ltd. - ADR (b)	28,136
21,500	New Horizon Health, Ltd. (b)(c)	47,542
		75,678
	Pharmaceutical Distribution — 2.6%
36,700	Sinopharm Group Company, Ltd. - H Shares	106,472

	Pharmaceutical Manufacturing — 3.2%
151,000	SSY Group, Ltd.	80,297
63,800	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares (b)(c)	51,745
		132,042
	Pharmaceutical Services — 3.4%
5,940	Asymchem Laboratories Tianjin Company, Ltd. - H Shares (c)	74,839
28,000	Biocytogen Pharmaceuticals Beijing Company, Ltd. - H Shares (b)	65,200
		140,039
	Pharmaceuticals — 24.0%
52,000	China Medical System Holdings, Ltd.	75,065
116,000	China Resources Pharmaceutical Group, Ltd. (c)	77,513
110,880	CSPC Pharmaceutical Group, Ltd.	83,424

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments

August 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Pharmaceuticals — 24.0% (Continued)
146,000	Grand Pharmaceutical Group, Ltd.	$75,590
31,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	87,168
64,000	Hansoh Pharmaceutical Group Company, Ltd. (c)	83,247
104,500	Hua Medicine (b)(c)	22,521
25,870	Livzon Pharmaceutical Group, Inc. - H Shares	81,980
173,000	Luye Pharma Group, Ltd. (b)(c)	63,537
51,500	SciClone Pharmaceuticals Holdings, Ltd. (c)	62,128
40,500	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	95,340
51,700	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	85,049
696,000	Sihuan Pharmaceutical Holdings Group, Ltd.	56,804
64,000	Simcere Pharmaceutical Group, Ltd. (c)	49,866
		999,232
	TOTAL COMMON STOCKS (Cost $7,066,056)	4,126,243

	SHORT-TERM INVESTMENTS — 0.8%
34,521	First American Government Obligations Fund - Class X, 5.25% (d)	34,521
	TOTAL SHORT-TERM INVESTMENTS (Cost $34,521)	34,521
	Total Investments (Cost $7,100,577) — 100.1%	4,160,764
	Liabilities in Excess of Other Assets — (0.1)%	(2,525)
	NET ASSETS — 100.0%	$4,158,239

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2023, the value of these securities amounted to $2,228,562 or 53.6% of net assets
(d)	Rate shown is the annualized seven-day yield as of August 31, 2023.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Statement of Assets and Liabilities

August 31, 2023

ASSETS
Investments in securities, at value (Cost $7,100,577)	$4,160,764
Dividends and interest receivable	340
Total assets	4,161,104

LIABILITIES
Management fees payable	2,865
Total liabilities	2,865

NET ASSETS	$4,158,239

Net Assets Consist of:
Paid-in capital	$11,829,507
Total distributable earnings (accumulated deficit)	(7,671,268)
Net assets	$4,158,239

Net Asset Value:
Net assets	$4,158,239
Shares outstanding ^	275,000
Net asset value, offering and redemption price per share	$15.12

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Statement of Operations

For the Year Ended August 31, 2023

INCOME
Dividends*	$53,798
Interest	420
Total investment income	54,218

EXPENSES
Management fees	40,137
Total expenses	40,137

Net investment income (loss)	14,081

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(801,365)
In-kind redemptions	(1,172)
Foreign currency transactions	165
Change in unrealized appreciation (depreciation) on:
Investments	143,457
Foreign currency translation	(18)
Net realized and unrealized gain (loss) on investments	(658,933)
Net increase (decrease) in net assets resulting from operations	$(644,852)

*	Net of foreign taxes withheld $2,637.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Statement of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$14,081	$(1,782)
Net realized gain (loss) on investments and foreign currency transactions	(802,372)	(3,205,210)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	143,439	(3,526,363)
Net increase (decrease) in net assets resulting from operations	(644,852)	(6,733,355)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(1,061,000)
Total distributions to shareholders	—	(1,061,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	2,182,690
Payments for shares redeemed	(458,228)	(4,415,380)
Transaction fees (Note 6)	770	132
Net increase (decrease) in net assets derived from capital share transactions (a)	(457,458)	(2,232,558)
Net increase (decrease) in net assets	$(1,102,310)	$(10,026,913)

NET ASSETS
Beginning of year	$5,260,549	$15,287,462
End of year	$4,158,239	$5,260,549

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	100,000
Shares redeemed	(25,000)	(200,000)
Net increase (decrease)	(25,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$17.54	$38.22	$31.93	$22.92	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.05	(0.01)	(0.02)	0.10	0.14
Net realized and unrealized gain (loss) on investments (4)	(2.47)	(17.64)	6.46	8.95	(2.23)
Total from investment operations	(2.42)	(17.65)	6.44	9.05	(2.09)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—	(3.03)	(0.15)	(0.04)	—
Total distributions to shareholders	—	(3.03)	(0.15)	(0.04)	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01

Net asset value, end of year	$15.12	$17.54	$38.22	$31.93	$22.92

Total return	-13.77%	-48.72%	20.26%	39.56%	-8.33%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$4,158	$5,261	$15,287	$11,974	$6,875

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss) to average net assets	0.28%	(0.02)%	(0.05)%	0.40%	0.64%
Portfolio turnover rate (3)	22%	27%	44%	54%	35%

(1)	Calculated based on average shares outstanding during the year.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Notes to Financial Statements

August 31, 2023

NOTE 1 – ORGANIZATION

Loncar China BioPharma ETF is a diversified series (the “Fund”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund’s investment objective is to track the performance, before fees and expenses, of the Loncar China BioPharma Index. The Fund commenced operations on August 14, 2018.

The end of the reporting period for the Fund is August 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,126,243	$—	$—	$4,126,243
Short-Term Investments	34,521	—	—	34,521
Total Investments in Securities	$4,160,764	$—	$—	$4,160,764

^	See Schedule of Investments to see breakdown of securities by industry group.

As of the end of the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.	Federal Income Taxes. The Fund’s policy is to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments at fiscal period end, resulting from changes in exchange rates.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recommended on an accrual basis.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and from net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. During the fiscal year ended August 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$77,838	$(77,838)

J.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Exchange Traded Concepts, LLC the investment adviser, has recommended and the Board of Trustees of the Trust has approved the reorganization of the Loncar China BioPharma ETF (the “Acquired Fund”) into the Range Cancer Therapeutics ETF (formerly known as the Loncar Cancer Immunotherapy ETF) (the “Acquiring Fund”). In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund were suspended as of the close of business on October 19, 2023. The Reorganization closed immediately after the close of business on October 20, 2023.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets.

Effective April 12, 2023, Vident Investment Advisory, LLC no longer serves as sub-adviser to the Fund, and Exchange Traded Concepts, LLC, the Fund’s Adviser, is responsible for the day-to-day management the Fund’s portfolio.

The Adviser entered into an agreement with Loncar Investments, LLC (the “Sponsor”), pursuant to which the Sponsor agreed to (i) assist with the development of and provide other support to the Fund and (ii) assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee for its services under the arrangement. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

All officers of the Trust are affiliated with the Administrator, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,079,014	$1,497,493

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

In-kind Purchases	In-kind Sales
$—	$43,943

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2023 were as follows:

Tax cost of investments	$7,261,496
Gross tax unrealized appreciation	283,798
Gross tax unrealized depreciation	(3,384,530)
Net tax unrealized appreciation (depreciation)	(3,100,732)
Undistributed ordinary income	15,909
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(4,586,445)
Distributable earnings (accumulated deficit)	$(7,671,268)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2023, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

At August 31, 2023, the Fund had the following capital loss carryforwards with no expiration:

Short-Term	Long-Term
$2,035,425	$2,551,002

There were no distributions paid by the Fund during the fiscal year ended August 31, 2023. The tax character of distributions paid by the Fund during the fiscal year ended August 31, 2022 was $1,061,000 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund fee is $750, both payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Loncar China BioPharma ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2023 (Continued)

NOTE 7 – RISKS

Industry Risk. To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

Country Risk. To the extent that the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the National Medical Products Administration (“NMPA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.

Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loncar China BioPharma ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Loncar China BioPharma ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loncar China BioPharma ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Loncar China BioPharma ETF

Report of Independent Registered Public Accounting Firm

(Continued)

Emphasis of Matter – Reorganization

As discussed in note 2 to the financial statements, the Board of Trustees approved the reorganization of the Fund into Range Cancer Therapeutics ETF, and the reorganization closed immediately after the close of business on October 20, 2023. Our opinion is not modified with respect to this matter.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 30, 2023

Loncar China BioPharma ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	56	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

Loncar China BioPharma ETF

Trustees and Officers

(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	56	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).

Loncar China BioPharma ETF

Trustees and Officers

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust (Continued)
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).
Kathryne E. Keough Born: 1995	Assistant Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2020–2021); Law Student (2018-2021).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Loncar China BioPharma ETF

Expense Examples

For the Six-Months Ended August 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 788.00	$3.56
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.22	$4.02

(1)	The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Loncar China BioPharma ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Loncar China BioPharma ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended August 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended August 31, 2023 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue Code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Loncar China BioPharma ETF	$2,636	$0.0095855	100%

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.loncarfunds.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.loncarfunds.com daily.

Loncar China BioPharma ETF

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Information regarding how the Fund’s voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Fund’s website at www.loncarfunds.com.

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Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Index Provider

Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar China BioPharma ETF

Symbol – CHNA
CUSIP – 26922A370

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2023	FYE 08/31/2022
(a) Audit Fees	$15,500	$15,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 08/31/2023	FYE 08/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)  N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 08/31/2023	FYE 08/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/09/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/09/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/09/2023

*	Print the name and title of the signing officer under his or her signature.